The Hartford Conservative Allocation Fund Expense Example, No Redemption - The Hartford Conservative Allocation Fund - Class C	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 185
Expense Example, No Redemption, 3 Years	572
Expense Example, No Redemption, 5 Years	985
Expense Example, No Redemption, 10 Years	$ 2,137